Deferred charges - Deferred Charges (Parenthetical) (Detail) (Leases for five 4500 TEU vessels [Member], USD $)	12 Months Ended
Dec. 31, 2014
Leases for five 4500 TEU vessels [Member]
Deferred Costs And Other Assets [Line Items]
Deferred financing fees written off	$ 945,000